Employee Benefit Plans - Stock Options - Summary of Stock Options Outstanding and Stock Options Vested and Exercisable (Details) - Options - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Stock Option Plans
Stock options outstanding - aggregate intrinsic value	$ 939	$ 26,462
Stock options outstanding - Weighted average contractual term	2 years 9 months 18 days	2 years 7 months 6 days
Stock options vested and exercisable - Aggregate intrinsic value	$ 262	$ 13,486
Stock options vested and exercisable - Weighted average contractual term	1 year 6 months	1 year 4 months 24 days